Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation: The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).
Consolidation, Policy [Policy Text Block]

Principles of Consolidation: The consolidated financial statements include the accounts of the wholly-owned subsidiaries of Investors Heritage Capital, which are Investors Heritage Life and its subsidiary, Investors Underwriters, Inc., Investors Heritage Printing, Investors Heritage Financial, At Need Funding and Heritage Funding. Intercompany transactions are eliminated in the Company's consolidated financial statements.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investment, Policy [Policy Text Block]

Investments: The Company classifies all fixed maturities and equity securities as available-for-sale. Securities classified as available-for-sale are carried at fair value with unrealized appreciation (depreciation) relating to temporary market value changes recorded as an adjustment to other comprehensive income (loss), net of adjustments to deferred acquisition costs and federal income taxes.

Premiums and discounts on fixed maturity investments are amortized into income using the interest method. Anticipated prepayments on mortgage-backed securities are considered in the determination of the effective yield on such securities. If a difference arises between anticipated prepayments and actual prepayments, the carrying amounts of the investments are adjusted with a corresponding charge or credit to interest income.

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate, as discussed in further detail in Note 2 to the consolidated financial statements.

If an other-than-temporary impairment occurs with respect to a bond, the reduced book value is amortized back to the security’s expected recovery value over the remaining term of the bond. The Company continues to review the security for further impairment that would prompt another write-down in the value.

Mortgage loans are carried at their aggregate principal balance, adjusted for any unamortized premium or discount.

Policy loans are carried at their aggregate principal balance.

State-guaranteed receivables represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. The state-guaranteed receivables are carried at their amortized cost basis.

Investments in convertible options represent the bifurcated equity derivative portion of convertible security investments. These investments are recorded at their market value with changes in the market value recorded as a component of net investment income on the income statement.

Other invested assets include real estate investments and notes receivable. Real estate investments are carried at cost less accumulated depreciation. Notes receivable are carried at their aggregate principal balance.

Short-term investments represent securities with maturity dates within one year but exceeding three months. These securities are carried at amortized cost, which approximates fair value.

Cash equivalents include money market funds on deposit at various financial institutions with contractual maturity dates within three months at the time of purchase.

Deferred Policy Acquisition Costs, Policy [Policy Text Block]

Deferred Acquisition Costs: Commissions and other acquisition costs, which vary with and are primarily related to the production of new business, are deferred and amortized over the life of the related policies (refer to Revenues and Expenses discussed later regarding amortization methods). Recoverability of deferred acquisition costs is evaluated periodically by comparing the current estimate of the present value of expected pretax future profits to the unamortized asset balance. If this current estimate is less than the existing balance, the difference is charged to expense.

Deferred acquisition costs related to annuities and universal life insurance products are deferred to the extent deemed recoverable and amortized in relation to the present value of actual and expected gross profits on the policies. To the extent that realized gains and losses on fixed income securities result in adjustments to deferred acquisition costs related to annuities, such adjustments are reflected as a component of the amortization of deferred acquisition costs.

Deferred acquisition costs related to annuities and universal life insurance products are also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in the change in net unrealized appreciation (depreciation) on available-for-sale securities, a component of "Accumulated Other Comprehensive Income" in the stockholders' equity section of the balance sheet.

Intangible Assets Arising from Insurance Contracts Acquired in Business Combination, Policy [Policy Text Block]

Value of Business Acquired: Value of business acquired represents the estimated value assigned to the insurance in force of the assumed policy obligations at the date of acquisition of a block of policies. Amortization of value of business acquired recognized in 2015 and 2014 totaled $75,761 and $85,019, respectively. Accumulated amortization was $696,080 and $620,319 at December 31, 2015 and 2014, respectively. Estimated annual amortization will be approximately $70,000, $63,000, $44,000, $13,000, and $8,000 in 2016 through 2020, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment: Property and equipment is carried at cost less accumulated depreciation, using principally the straight-line method. Accumulated depreciation on property and equipment was $3,991,112 and $3,860,908 at December 31, 2015 and 2014, respectively.

Lease, Policy [Policy Text Block]

Capital Leases: During 2015, the Company entered into one new capital lease totaling $184,100 at inception. During 2014, the Company entered into five new capital leases totaling $13,450 at inception. Total lease payments for 2015 and 2014 relating to previously existing capital leases were $395,024 and $501,379, respectively. Future minimum lease payments for 2016 through 2018 are $324,151; $74,034; and $6,259, respectively. The present value of net minimum lease payments at December 31, 2015 was $377,259, which is equal to the total future minimum lease payments of $404,444 less imputed interest of $27,185. Accumulated amortization on the leased property was $745,601 and $992,449 at December 31, 2015 and 2014, respectively.

Cash Value of Company Owned Life Insurance Policy [Policy Text Block]

Cash Value of Company-Owned Life Insurance: The Company holds life insurance policies on key members of the organization. These policies are reported at the current cash surrender values of the policies.

Liability Reserve Estimate, Policy [Policy Text Block]

Benefit Reserves and Policyholder Deposits: Reserves on traditional life and accident and health insurance products are calculated using the net level premium method based upon estimated future investment yields, mortality, withdrawals and other assumptions, including dividends on participating policies. The assumptions used for prior year issues are locked in. Current year issues are reserved using updated assumptions determined by reviewing the Company's past experience and include a provision for possible unfavorable deviation.

Benefit reserves and policyholder deposits on universal life and investment-type products are determined by using the retrospective deposit method and represent the policy account value before consideration of surrender charges. In addition, unearned revenues are included as a part of the benefit reserve.

The mortality assumptions for regular ordinary business are based on the 1955-60 Basic Table, Select and Ultimate, for plans issued prior to 1982; the 1965-70 Basic Table, Select and Ultimate, for plans issued in 1982 through 1984; the 1975-80 Basic Table, Select and Ultimate, for plans issued after 1984; the 2001 Valuation Basic Table, Select and Ultimate, for plans issued after 2008; and on the Company's experience for final expense and preneed plans.

Reinsurance Accounting Policy [Policy Text Block]

Reinsurance: The Company assumes and cedes reinsurance under various agreements providing greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and providing additional capacity for growth. Amounts recoverable from reinsurers are estimated in a manner consistent with the related liabilities associated with the reinsured policies. At December 31, 2015 and 2014, amounts recoverable from reinsurers were $56,332,692 and $55,910,993, respectively. These amounts included reserves ceded to reinsurers of $55,510,620 and $55,154,752 at December 31, 2015 and 2014, respectively.

Unearned Premium Reserves [Policy Text Block]

Unearned Premium Reserves: Credit life unearned premium reserves are calculated for level and reducing coverage certificates using the monthly pro rata and Rule of 78's methods, respectively. Credit accident and health unearned premium reserves are determined based upon the Rule of 78's.

Unpaid Policy Claims and Claims Adjustment Expense, Policy [Policy Text Block]

Policy Claims: Policy claims are based on reported claims plus estimated incurred but not reported claims developed from trends of historical data applied to current exposure.

At December 31, 2015 and 2014, the Company’s policy claims liability includes an estimate of $721,592 and $940,600, respectively, for outstanding claims relative to a comparison of our life insurance policies against the Social Security Death Master File. This comparison was performed in compliance with a recently enacted Kentucky state law which follows a model law adopted by the National Conference of Insurance Legislators. This amount primarily affects the traditional and universal life segment, along with a much smaller impact on the final expense portion of the preneed and burial segment. The Company is in the process of researching the potential matches to determine that a valid claim exists, to locate beneficiaries and to pay benefits accordingly.

Deposit Contracts, Policy [Policy Text Block]

Liability for Deposit-Type Contracts: Liability for deposit-type contracts consists of supplemental contracts without life contingencies, premium deposit funds and dividends and endowments left on deposit at interest.

Participating Policy [Policy Text Block]

Participating Policies: Participating business approximates 15% of ordinary life insurance in force at December 31, 2015 and 2014. Premiums relative to participating business comprised approximately 3% of net premiums for the years ended December 31, 2015 and 2014. Participating dividends are accrued as declared by the Board of Directors of Investors Heritage Life. For participating policies that are not a part of the Texas Memorial Life or Memorial Service Life policy acquisitions, the liability for future policy benefits for participating policies was determined based on the Net Level Premium Reserve Method, 3% interest, and the 1941 CSO Mortality and 1958 CSO Mortality tables. All guaranteed benefits were considered in calculating these reserves. Deferred acquisition costs are amortized in proportion to expected gross profits.

The liability for future policy benefits of the Texas Memorial Life and Memorial Service Life blocks of participating business was determined based on the 2001 CSO and 1980 CSO Mortality tables, respectively. While these policies are participating, no future dividends are anticipated on this block of policies.

The average assumed investment yields used in determining expected gross profits ranged from 3.56% to 9.17% (for the current and all future years, an assumed investment yield of 4.50% was utilized).

Income Tax, Policy [Policy Text Block]

Federal Income Taxes: The Company utilizes the liability method to account for income taxes. Under such method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates.

Insurance Premiums Revenue Recognition, Policy [Policy Text Block]

Revenues and Expenses: Revenues on traditional life and accident and health insurance products consist of direct and assumed premiums reported as earned when due. Liabilities for future policy benefits, including unearned premium reserves on accident and health policies and unreleased profits on limited-pay life policies, are provided and acquisition costs are amortized by associating benefits and expenses with earned premiums to recognize related profits over the life of the contracts. Acquisition costs are amortized over the premium paying period using the net level premium method. Traditional life insurance products are treated as long duration contracts since they are ordinary whole life insurance products, which generally remain in force for the lifetime of the insured. The accident and health insurance products are treated as long duration contracts because they are non-cancelable.

Revenues for universal life and investment-type products consist of investment income and policy charges for the cost of insurance and policy initiation and administrative fees. Expenses include interest credited to policy account balances, actual administrative expenses and benefit payments in excess of policy account balances.

Other income consists principally of third party administrative service fees along with servicing and administration fees relative to credit insurance administered for our reinsurers.

Stockholders' Equity, Policy [Policy Text Block]

Common Stock and Earnings per Share: The par value per share is $1.00 with 4,000,000 shares authorized. Earnings per share of common stock were computed based on the weighted average number of common shares outstanding during each year. The weighted average number of shares outstanding during 2015 and 2014 were 1,120,306 and 1,126,365 shares, respectively. The Company paid cash dividends per share of $0.21 and $0.20 in 2015 and 2014, respectively.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events: Management has evaluated all events subsequent to December 31, 2015 through the date that these consolidated financial statements were available to be issued.
New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Standards: In May 2014, the Financial Accounting Standards Board (“FASB”) issued guidance regarding accounting for revenue recognition that identifies the accounting treatment for an entity’s contracts with customers.  Certain contracts, including insurance contracts, are specifically excluded from this guidance.  However, certain other types of contracts may impact the financial statements of insurance providers. In August 2015, the FASB deferred the effective date of this guidance for public entities to annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company is currently evaluating this guidance, but it is not expected to have a material impact on its consolidated financial statements.

In July 2015, the FASB issued guidance regarding employee benefit accounting. The guidance is divided into three parts. First, the guidance requires a pension plan to use contract value as the only required measure for fully benefit-responsive investment contracts. Second, the guidance simplifies and increases the effectiveness of the investment disclosure requirements for employee benefit plans. Third, the guidance provides benefit plans with a measurement date practical expedient. This guidance is effective for fiscal years beginning after December 15, 2015. The Company is currently evaluating this guidance, but it is not expected to have a material impact on its consolidated financial statements.

In January 2016, the FASB issued guidance regarding the recognition and measurement of financial assets and liabilities. This guidance intends to enhance reporting for financial instruments and addresses certain aspects of recognition and measurement of investments in equity securities and the presentation in the balance sheet of financial assets and liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. This guidance is effective for fiscal years beginning after December 15, 2017. The recognition and measurement provisions of this guidance will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption and early adoption is not permitted. The Company is in the process of evaluating this guidance, but its primary impact on the Company is expected to be the recognition of all unrealized gains and losses on available-for-sale equity securities in net income. Currently, all unrealized gains and losses on available-for-sale equity securities are recognized in other comprehensive income (loss).

In February 2016, the FASB issued updated guidance regarding leases that provides new requirements for leases to be recognized in the financial statements. In general, the guidance requires the lessee to recognize liabilities on the balance sheet for the obligation to make lease payments and an asset for the right to use the underlying assets for the lease term.  There is a differentiation between finance leases and operating leases for the lessee in the statements of operations and cash flows.  Finance leases recognize interest on the lease liability separately from the right to use the asset whereas an operating lease recognizes a single lease cost allocated over the lease term on a generally straight-line basis.  All cash payments are within operating activities in the statement of cash flows except finance leases classify repayments of the principal portion of the lease liability within financing activities. The updated guidance is to be applied using a modified retrospective approach effective for annual and interim periods beginning after December 15, 2018.  Early adoption is permitted.  The adoption of this guidance is not expected to have a material effect on the Company’s consolidated financial statements.

All other new accounting standards and updates of existing standards issued through the date of this filing were considered by management and did not relate to accounting policies and procedures pertinent to the Company at this time or were not expected to have a material impact to the consolidated financial statements.